Financial Risk Management - Schedule of Group’s Revenue and Trade Receivable (Details) - Financial risk [member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Group’s Revenue and Trade Receivable [Line Items]
Revenue	$ 17,128,067	$ 15,620,756	$ 13,691,231
Trade receivable	1,810,275	1,199,983
Customer A [Member]
Schedule of Group’s Revenue and Trade Receivable [Line Items]
Revenue	12,709,652	13,720,235	12,357,295
Trade receivable	1,787,921	1,040,765
Customer B [Member]
Schedule of Group’s Revenue and Trade Receivable [Line Items]
Revenue	2,650,143	1,900,521	1,333,936
Trade receivable	22,354	159,218
Customer C [Member]
Schedule of Group’s Revenue and Trade Receivable [Line Items]
Revenue	$ 1,768,272